SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue, beginning	$ 30,046	$ 107,865
Customer payments received attributable to contract liabilities for unearned revenue	263,404	64,434
Revenue recognized from fulfilling contract liabilities	74,381	142,253
Deferred revenue, ending	$ 219,068	$ 30,046